Intangibles Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangibles
Finite-lived intangible assets, gross	$ 416,243	$ 408,858	$ 370,328
Accumulated amortization	(137,595)	(125,924)	(97,938)
Assets Total	278,648	282,934	272,390
Finite-lived intangible liabilities, gross	16,668	16,650	16,205
Accumulated amortization	(5,845)	(5,341)	(4,373)
Liabilities Total	10,823	11,309	11,832
Below Market Leases
Finite-Lived Intangibles
Finite-lived intangible liabilities, gross	12,841	12,823	12,378
Liabilities, Weighted average remaining life	13 years 9 months 18 days	13 years 8 months 12 days	14 years 2 months 12 days
Above Market Leasehold Interests
Finite-Lived Intangibles
Finite-lived intangible liabilities, gross	3,827	3,827	3,827
Liabilities, Weighted average remaining life	33 years 7 months 6 days	34 years	34 years 9 months 18 days
In place leases
Finite-Lived Intangibles
Finite-lived intangible assets, gross	180,262	174,615	156,578
Assets, Weighted average remaining life	9 years 3 months 18 days	9 years 8 months 12 days	10 years 1 month 6 days
Tenant relationships
Finite-Lived Intangibles
Finite-lived intangible assets, gross	180,675	178,269	163,842
Assets, Weighted average remaining life	11 years 2 months 12 days	11 years 7 months 6 days	12 years 4 months 24 days
Above Market Leases
Finite-Lived Intangibles
Finite-lived intangible assets, gross	24,719	25,387	22,585
Assets, Weighted average remaining life	6 years 7 months 6 days	6 years 10 months 24 days	7 years 2 months 12 days
Below Market Leasehold Interests
Finite-Lived Intangibles
Finite-lived intangible assets, gross	$ 30,587	$ 30,587	$ 27,323
Assets, Weighted average remaining life	69 years	69 years 4 months 24 days	66 years 1 month 6 days